Fair value	12 Months Ended
Mar. 31, 2017
Fair value

28. Fair value

Fair value measurements

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In addition, ASC 820 precludes (1) the deferral of gains and losses at inception of certain derivative contracts whose fair value was not evidenced by market-observable data, and (2) the use of block discounts when measuring the fair value of instruments traded in an active market, which were previously applied to large holdings of publicly traded financial instruments.

Fair value hierarchy

ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. If no quoted market prices are available, the fair values of debt securities and over-the-counter derivative contracts in this category are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Valuation process

The MHFG Group has established valuation policies which govern the principles of fair value measurements and the authority and duty of each department. The Group has also established well-documented procedure manuals which describe valuation techniques and related inputs for determining the fair values of various financial instruments. The policies require that the measurement of fair values be carried out in accordance with the procedures performed by the risk management departments or the back offices which are independent from the front offices. The policies also require the risk management departments to check and verify whether the valuation methodologies defined in the procedure manuals are fair and proper and the internal audit departments to periodically review the compliance with the procedures throughout the Group. Although the valuation methodologies and related inputs are consistently used from period to period, a change in the market environment sometimes leads to a change in the valuation methodologies and the inputs. For instance, a change in market liquidity due to a delisting or a new listing is one of the key drivers of revisions to the valuation methodologies and the inputs. The key drivers also include the availability or the lack of market observable inputs and the development of new valuation methodologies. Price verification performed through the Group’s internal valuation process has an important role in identifying whether the valuation methodologies and the inputs need to be changed. The internal valuation process over the prices broker-dealers provide, primarily for Japanese securitization products, is described in more detail below in “Investments”. A change in the valuation methodologies and/or the inputs requires the revision of the valuation policies and procedure manuals, which is required to be approved by the appropriate authority, either the CEO, the head of risk management, and/or the head of accounting, depending on the nature and characteristics of the change.

The following is a description of valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy and the MHFG Group’s valuation techniques used to measure fair values. During the fiscal year ended March 31, 2017, there were no significant changes made to the Group’s valuation techniques and related inputs.

Trading securities and trading securities sold, not yet purchased

When quoted prices for identical securities are available in an active market, the Group uses the quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include highly liquid government bonds and Ginnie Mae securities. When quoted prices for identical securities are available, but not actively traded, such securities are classified in Level 2 of the fair value hierarchy. When no quoted market prices are available, the Group estimates fair values by using pricing models with inputs that are observable in the market and such securities are classified in Level 2 of the fair value hierarchy. Level 2 securities include Japanese local government bonds, corporate bonds, and commercial paper. When less liquid market conditions exist for securities, the quoted prices are stale or the prices from independent sources vary significantly, such securities are generally classified in Level 3 of the fair value hierarchy. The fair values of foreign currency denominated securitization products such as RMBS, CMBS, and ABS are determined primarily by using a discounted cash flow model. The key inputs used for the model include default rates, recovery rates, prepayment rates, and discount rates. In the event that certain key inputs are unobservable or cannot be corroborated by observable market data, these financial instruments are classified in Level 3.

As it pertains to investment funds, exchange-traded funds (“ETF”) are generally classified in Level 1. Hedge funds the Group invests in are primarily multi strategy funds that employ a fundamental bottom-up investment approach across various asset classes globally. Hedge funds are measured at the net asset value (“NAV”) per share and the Group has the ability to redeem its investment with the investees at the NAV per share at the measurement date or within the near term. Private equity funds have specific investment objectives in connection with their acquisition of equity interests in new and emerging firms in need of capital. Employing venture capital strategies, they provide financing and other support to start-up businesses, medium and small entities in particular geographical areas, and to companies with certain technologies or companies in high-growth industries. Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. Private equity funds and real estate funds are measured at the NAV per share and the Group does not have the ability to redeem its investment in the investees at the NAV per share at the measurement date or within the near term. It is estimated that the underlying assets of the funds would be liquidated within a ten-year period.

Derivative financial instruments

Exchange-traded derivatives are valued using quoted market prices and consequently are classified in Level 1 of the fair value hierarchy. However, the majority of derivatives entered into by the Group are executed over-the-counter and are valued using internal valuation techniques as no quoted market prices are available for such instruments. The valuation techniques depend on the type of derivatives. The principal techniques used to value these instruments are discounted cash flow models and the Black-Scholes option pricing model, which are widely accepted in the financial services industry. The key inputs vary by the type of derivatives and the nature of the underlying instruments and include interest rate yield curves, foreign exchange rates, the spot price of the underlying, volatility and correlation. Each item is classified in either Level 2 or Level 3 depending on the observability of the significant inputs to the model. Level 2 derivatives include plain vanilla interest rate and currency swaps and option contracts. Derivative contracts valued using significant unobservable correlation or volatility are classified in Level 3 of the fair value hierarchy.

Investments

The fair values of available-for-sale securities are determined primarily using the same procedures described for trading securities above. Since private placement bonds have no quoted market prices, the fair values of such bonds are estimated based on a discounted cash flow model using interest rates approximating the current rates for instruments with similar maturities and credit risk. Private placement bonds are classified in either Level 2 or Level 3 depending on the observability of the significant inputs to the model, such as credit risk. The fair values of Japanese securitization products such as RMBS, CMBS, CDO, ABS, and CLO are generally based upon single non-binding quoted prices from broker-dealers. Such quotes are validated through the Group’s internal processes and controls. In rare instances where the Group finds the quoted prices to be invalid through its internal valuation process, it adjusts those prices or alternatively estimates their fair values by using a discounted cash flow model to incorporate the Group’s estimates of key inputs such as the most recent value of each underlying asset, cash flows of the underlying assets, and discount margin. The validation of such prices varies depending on the nature and type of the products. For the majority of RMBS, CDO, ABS and CLO, broker quotes are validated by investigating significant unusual monthly valuation fluctuations and comparing to prices internally computed through discounted cash flow models using assumptions and parameters provided by brokers such as the cash flows of underlying assets, yield curve, prepayment speed and credit spread. For the majority of CMBS, the Group validates broker quotes through a review process that includes the investigation of significant unusual monthly valuation fluctuations and/or a review of underlying assets with significant differences between the valuations of the Group and the broker-dealers being identified. Though most Japanese securitization products are classified in Level 3, certain securitization products such as Japanese RMBS are classified in Level 2, if the quoted prices are verified through either recent market transactions or a pricing model that can be corroborated by observable market data.

Other investments, except for investments held by consolidated investment companies, have not been measured at fair value on a recurring basis. Investments held by consolidated investment companies mainly consist of marketable and non-marketable equity securities and debt securities. The fair value of the marketable equity securities is based upon quoted market prices. The fair value of the non-marketable equity securities is based upon significant management judgment, as very limited quoted prices exist. When evaluating such securities, the Group firstly considers recent market transactions of identical securities, if applicable. Thereafter, the Group uses commonly accepted valuation techniques such as earnings multiples based on comparable public securities. Non-marketable equity securities are generally classified in Level 3 of the fair value hierarchy. The fair value of the debt securities is estimated using a discounted cash flow model, since they have no quoted market prices. Those debt securities are classified in Level 3, because the credit risk is unobservable.

Long-term debt

Where fair value accounting has been elected for structured notes, the fair values are determined by incorporating the fair values of embedded derivatives that are primarily derived by using the same procedures described for derivative financial instruments above. Such instruments are classified in Level 2 or Level 3 depending on the observability of significant inputs to the model used in determining the fair value of the embedded derivatives.

Items measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2016 and 2017, including those for which the MHFG Group has elected the fair value option, are summarized below:

2016	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	2,272	31	—	2,303
Japanese local government bonds	—	79	—	79
U.S. Treasury bonds and federal agency securities	3,729	77	—	3,806
Other foreign government bonds	2,192	373	—	2,565
Agency mortgage-backed securities	995	563	—	1,558
Residential mortgage-backed securities	—	—	21	21
Commercial mortgage-backed securities	—	2	2	4
Certificates of deposit and commercial paper	—	881	—	881
Corporate bonds and other	9	1,693	720	2,422
Equity securities	758	62	21	841
Trading securities measured at net asset value (2)				617
Derivatives:
Interest rate contracts	97	11,396	29	11,522
Foreign exchange contracts	23	3,099	8	3,130
Equity-related contracts	46	95	29	170
Credit-related contracts	—	40	3	43
Other contracts	—	21	38	59
Available-for-sale securities:
Japanese government bonds	15,037	726	—	15,763
Japanese local government bonds	—	241	—	241
U.S. Treasury bonds and federal agency securities	438	—	—	438
Other foreign government bonds	352	590	—	942
Agency mortgage-backed securities	169	780	—	949
Residential mortgage-backed securities	—	87	123	210
Commercial mortgage-backed securities	—	—	187	187
Japanese corporate bonds and other debt securities	—	1,921	174	2,095
Foreign corporate bonds and other debt securities	—	739	108	847
Equity securities (marketable)	3,716	65	—	3,781
Other investments	—	—	42	42

Total assets measured at fair value on a recurring basis	29,833	23,561	1,505	55,516

Liabilities:
Trading securities sold, not yet purchased	2,482	148	—	2,630
Derivatives:
Interest rate contracts	98	11,168	3	11,269
Foreign exchange contracts	26	2,953	1	2,980
Equity-related contracts	60	56	24	140
Credit-related contracts	—	33	4	37
Other contracts	—	18	37	55
Long-term debt (3)	—	433	623	1,056

Total liabilities measured at fair value on a recurring basis	2,666	14,809	692	18,167

2017	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,485	23	—	1,508
Japanese local government bonds	—	69	—	69
U.S. Treasury bonds and federal agency securities	2,883	80	—	2,963
Other foreign government bonds	1,127	457	—	1,584
Agency mortgage-backed securities	1,335	638	—	1,973
Residential mortgage-backed securities	—	—	15	15
Commercial mortgage-backed securities	—	3	—	3
Certificates of deposit and commercial paper	—	554	—	554
Corporate bonds and other	3	1,449	1,052	2,504
Equity securities	1,661	20	23	1,704
Trading securities measured at net asset value (2)				678
Derivatives:
Interest rate contracts	37	8,442	27	8,506
Foreign exchange contracts	28	2,709	8	2,745
Equity-related contracts	31	89	14	134
Credit-related contracts	—	33	2	35
Other contracts	1	11	11	23
Available-for-sale securities:
Japanese government bonds	9,543	720	—	10,263
Japanese local government bonds	—	284	—	284
U.S. Treasury bonds and federal agency securities	1,144	—	—	1,144
Other foreign government bonds	346	589	—	935
Agency mortgage-backed securities	134	709	—	843
Residential mortgage-backed securities	—	67	77	144
Commercial mortgage-backed securities	—	—	224	224
Japanese corporate bonds and other debt securities	—	1,834	174	2,008
Foreign corporate bonds and other debt securities	—	801	110	911
Equity securities (marketable)	3,717	84	—	3,801
Other investments	—	—	37	37

Total assets measured at fair value on a recurring basis	23,475	19,665	1,774	45,592

Liabilities:
Trading securities sold, not yet purchased	1,993	228	—	2,221
Derivatives:
Interest rate contracts	46	8,426	1	8,473
Foreign exchange contracts	20	2,591	—	2,611
Equity-related contracts	129	61	39	229
Credit-related contracts	—	34	2	36
Other contracts	1	10	11	22
Long-term debt (3)	—	903	593	1,496

Total liabilities measured at fair value on a recurring basis	2,189	12,253	646	15,088

Notes:

(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2016 and 2017 were ¥30 billion and ¥33 billion, respectively.
(3)	Amounts represent items for which the Group elected the fair value option.

Items measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2016 and 2017:

2016	April 1, 2015	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2016	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Other foreign government bonds	—	—	(2)	—		—	—	1	(1)	—	—	—	—
Residential mortgage-backed securities	29	—	(2)	—		—	—	—	—	—	(8)	21	—
Commercial mortgage-backed securities	4	—	(2)	—		—	—	—	—	—	(2)	2	—
Corporate bonds and other	639	(43	)(2)	—		25	(34)	452	(192)	—	(127)	720	(38)
Equity securities	23	(3	)(2)	—		—	—	1	—	—	—	21	(1)
Derivatives, net (1):
Interest rate contracts	18	(1	)(2)	—		—	—	—	—	—	9	26	11
Foreign exchange contracts	8	(1	)(2)	—		—	—	—	—	—	—	7	(2)
Equity-related contracts	(14)	22	(2)	—		—	—	—	—	—	(3)	5	14
Credit-related contracts	(1)	—	(2)	—		—	—	—	—	—	—	(1)	—
Other contracts	—	1	(2)	—		—	—	—	—	—	—	1	1
Available-for-sale securities:
Residential mortgage-backed securities	166	—	(3)	—	(4)	—	—	—	(4)	—	(39)	123	—
Commercial mortgage-backed securities	169	—	(3)	—	(4)	—	—	102	(62)	—	(22)	187	—
Japanese corporate bonds and other debt securities	155	(2	)(3)	—	(4)	—	—	67	(3)	—	(43)	174	(4)
Foreign corporate bonds and other debt securities	85	2	(3)	(5	)(4)	23	—	41	—	—	(38)	108	—
Other investments	53	7	(3)	—		—	—	5	(20)	—	(3)	42	(7)

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(5)	5	—	—	—	—
Long-term debt	587	18	(5)	—		8	—	(1)	—	305	(258)	623	19

2017	April 1, 2016	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2017	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	21	(1	)(2)	—		—	—	—	—	—	(5)	15	(1)
Commercial mortgage-backed securities	2	—	(2)	—		—	—	—	—	—	(2)	—	—
Corporate bonds and other	720	12	(2)	—		296	(39)	875	(555)	—	(257)	1,052	19
Equity securities	21	1	(2)	—		—	—	3	(2)	—	—	23	—
Derivatives, net (1):
Interest rate contracts	26	(2	)(2)	—		—	—	—	—	—	2	26	2
Foreign exchange contracts	7	7	(2)	—		—	—	—	—	—	(6)	8	1
Equity-related contracts	5	(31	)(2)	—		—	—	—	—	—	1	(25)	(35)
Credit-related contracts	(1)	1	(2)	—		—	—	—	—	—	—	—	—
Other contracts	1	—	(2)	—		—	—	—	—	—	(1)	—	—
Available-for-sale securities:
Residential mortgage-backed securities	123	—	(3)	(1	)(4)	—	—	—	(7)	—	(38)	77	—
Commercial mortgage-backed securities	187	—	(3)	1	(4)	—	—	63	(12)	—	(15)	224	—
Japanese corporate bonds and other debt securities	174	(1	)(3)	43	(4)	—	—	10	(19)	—	(33)	174	—
Foreign corporate bonds and other debt securities	108	1	(3)	(1	)(4)	—	(2)	10	—	—	(6)	110	—
Other investments	42	—	(3)	—		—	—	12	(3)	—	(14)	37	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		1	—	(54)	53	—	—	—	—
Long-term debt	623	20	(5)	—		21	(12)	(2)	1	278	(296)	593	18

Notes:

(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2016 and 2017.

Transfers between levels

Transfers of assets or liabilities between levels of the fair value hierarchy are assumed to occur at the beginning of the period.

During the fiscal year ended March 31, 2016, the transfers into Level 3 included ¥25 billion of Trading securities, ¥23 billion of Available-for-sale securities and ¥8 billion of Long-term debt. Transfers into Level 3 for Trading securities and Available-for-sale securities were primarily due to decreased liquidity for certain Japanese and foreign corporate bonds. Transfers into Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured notes. During the fiscal year ended March 31, 2016, the transfers out of Level 3 included ¥34 billion of Trading securities. Transfers out of Level 3 for Trading securities were primarily due to increased price transparency for certain Japanese and foreign corporate bonds.

During the fiscal year ended March 31, 2017, the transfers into Level 3 included ¥296 billion of Trading securities, ¥1 billion of Trading securities sold, not yet purchased and ¥21 billion of Long-term debt. Transfers into Level 3 for Trading securities and Trading securities sold, not yet purchased were primarily due to decreased liquidity for certain Japanese and foreign corporate bonds. Transfers into Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured notes. During the fiscal year ended March 31, 2017, the transfers out of Level 3 included ¥39 billion of Trading securities, ¥2 billion of Available-for-sale securities and ¥12 billion of Long-term debt. Transfers out of Level 3 for Trading securities were primarily due to increased price transparency for certain Japanese and foreign corporate bonds. Transfers out of Level 3 for Available-for-sale securities were primarily due to increased liquidity for certain Foreign corporate bonds and other debt securities. Transfers out of Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured notes.

Quantitative information about Level 3 fair value measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2016 and 2017:

2016

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	144	Discounted cash flow	Prepayment rate	3%–19%	7%
		Price-based	Default rate	0%–2%	0%
			Recovery rate	100%–100%	100%
			Discount margin	13bps–180bps	60bps

Commercial mortgage-backed securities	189	Discounted cash flow Price-based	Discount margin	6bps–580bps	37bps

Corporate bonds and other debt securities	1,002	Discounted cash flow	Prepayment rate (1)	0%–21%	19%
		Price-based	Default rate (1)	0%–2%	2%
			Recovery rate (1)	60%–69%	68%
			Discount margin (1)	11bps–1,115bps	151bps
			Discount margin (2)	10bps–3,850bps	454bps

Derivatives, net:
Interest rate contracts	26	Internal valuation model (3)	IR – IR correlation	32%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	7	Internal valuation model (3)	FX – IR correlation	5%–50%
			FX – FX correlation	54%–54%
			Default rate (4)	0%–63%

Equity-related contracts	5	Internal valuation model (3)	Equity – IR correlation	30%–30%
			Equity – FX correlation	55%–55%
			Equity volatility	10%–40%

Credit-related contracts	(1)	Internal valuation model (3)	Default rate	0%–42%
			Credit correlation	29%–100%

Long-term debt	623	Internal valuation model (3)	IR – IR correlation	32%–100%
			FX – IR correlation	5%–50%
			FX – FX correlation	54%–54%
			Equity – IR correlation	30%–30%
			Equity – FX correlation	55%–55%
			Equity correlation	18%–100%
			Equity volatility	14%–39%
			Default rate	0%–5%
			Credit correlation	28%–100%

2017

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	92	Discounted cash flow	Prepayment rate	0%–18%	7%
		Price-based	Default rate	0%–1%	0%
			Recovery rate	100%–100%	100%
			Discount margin	15bps–170bps	55bps

Commercial mortgage-backed securities	224	Discounted cash flow Price-based	Discount margin	4bps–205bps	28bps

Corporate bonds and other debt securities	1,336	Discounted cash flow	Prepayment rate (1)	16%–30%	29%
		Price-based	Default rate (1)	1%–2%	2%
			Recovery rate (1)	60%–68%	68%
			Discount margin (1)	8bps–1,181bps	131bps
			Discount margin (2)	10bps–939bps	359bps

Derivatives, net:
Interest rate contracts	26	Internal valuation model (3)	IR – IR correlation	23%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	8	Internal valuation model (3)	FX – IR correlation	5%–52%
			FX – FX correlation	55%–55%
			Default rate (4)	0%–63%

Equity-related contracts	(25)	Internal valuation model (3)	Equity – IR correlation	25%–25%
			Equity – FX correlation	55%–55%
			Equity volatility	6%–59%

Credit-related contracts	—	Internal valuation model (3)	Default rate	0%–5%
			Credit correlation	30%–100%

Long-term debt	593	Internal valuation model (3)	IR – IR correlation	23%–100%
			FX – IR correlation	5%–52%
			FX – FX correlation	55%–55%
			Equity – IR correlation	25%–25%
			Equity – FX correlation	55%–55%
			Equity correlation	20%–100%
			Equity volatility	5%–40%
			Default rate	0%–3%
			Credit correlation	33%–100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.

IR = Interest rate

FX = Foreign exchange

Sensitivities to unobservable inputs and interrelationships between unobservable inputs

The following is a description of the sensitivities and interrelationships of the significant unobservable inputs used to measure the fair values of Level 3 assets and liabilities.

(1) Prepayment rate

The prepayment rate is the estimated rate at which voluntary unscheduled repayments of the principal of the underlying assets are expected to occur. The movement of the prepayment rate is generally negatively correlated with borrower delinquency. A change in prepayment rate would impact the valuation of the fair values of financial instruments either positively or negatively, depending on the structure of financial instruments.

(2) Default rate

The default rate is an estimate of the likelihood of not collecting contractual payments. An increase in the default rate would generally be accompanied by a decrease in the recovery rate and an increase in the discount margin. It would also generally impact the valuation of the fair values of financial instruments negatively.

(3) Recovery rate

The recovery rate is an estimate of the percentage of contractual payments that would be collected in the event of a default. An increase in recovery rate would generally be accompanied by a decrease in the default rate. It would also generally impact the valuation of the fair values of financial instruments positively.

(4) Discount margin

The discount margin is the portion of the interest rate over a benchmark market interest rate such as LIBOR or swap rates. It primarily consists of a risk premium component which is the amount of compensation that market participants require due to the uncertainty inherent in the financial instruments’ cash flows resulting from credit risk. An increase in discount margin would generally impact the valuation of the fair values of financial instruments negatively.

(5) Correlation

Correlation is the likelihood of the movement of one input relative to another based on an established relationship. The change in correlation would impact the valuation of derivatives either positively or negatively, depending on the nature of the underlying assets.

(6) Volatility

Volatility is a measure of the expected change in variables over a fixed period of time. Some financial instruments benefit from an increase in volatility and others benefit from a decrease in volatility. Generally, for a long position in an option, an increase in volatility would result in an increase in the fair values of financial instruments.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis. These assets and liabilities primarily include items that are measured at the lower of cost or fair value, and items that were initially measured at cost and have been written down to fair value as a result of impairment. The following table shows the fair value hierarchy for these items as of March 31, 2016 and 2017:

2016	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	124	—	—	124	197
Loans held-for-sale	13	—	7	6	14
Other investments	1	—	—	1	2
Premises and equipment—net	—	—	—	—	1
Goodwill	—	—	—	—	6

Total assets measured at fair value on a nonrecurring basis	138	—	7	131	220

2017	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	124	—	—	124	194
Loans held-for-sale	7	—	7	—	8
Other investments	7	6	—	1	11
Premises and equipment—net	7	—	6	1	11

Total assets measured at fair value on a nonrecurring basis	145	6	13	126	224

Loans in the table above have been impaired and measured based upon the fair value of the underlying collateral.

Loans held-for-sale in the table above are accounted for at the lower of cost or fair value at the end of the period. The items for which fair values are determined by using actual or contractually determined selling price data are classified as Level 2. Due to the lack of current observable market information, the determination of the fair values for items other than the aforementioned requires significant adjustment based upon management judgment and estimation, which results in such items being classified in Level 3 of the hierarchy.

Other investments in the table above, which consist of certain equity method investments and non-marketable equity securities, have been impaired and written down to fair value. The fair values of the impaired marketable equity method investments are determined by their quoted market prices. As the securities are traded on an active exchange market, they are classified as Level 1. The fair values of the impaired non-marketable equity securities, which include non-marketable equity method investments, are determined primarily by using a liquidation value technique. As significant management judgment or estimation is required in the determination of the fair values of non-marketable equity securities, they are classified as Level 3.

Premises and equipment—net in the table above have been impaired and written down to fair value.

Goodwill in the table above is entirely related to Banco Mizuho do Brasil S.A. reporting unit. Due to the decline in the fair value of the reporting unit, the carrying amount of the goodwill was reduced to its fair value which is based on the market approach and an impairment loss was recognized. As the determination of the fair value of the goodwill required significant management judgment and estimation, it is classified as Level 3.

Fair value option

The MHFG Group elected the fair value option for certain eligible financial instruments described below.

Foreign currency denominated available-for-sale securities

Prior to the adoption of the fair value option in accordance with ASC 825, the changes in fair value of foreign currency denominated available-for-sale securities had been accounted for in AOCI, while the changes in fair value caused by foreign exchange fluctuations of foreign currency denominated financial liabilities had been accounted for in earnings. The MHFG Group elected the fair value option for these securities to mitigate the volatility in earnings due to the difference in the recognition of foreign exchange risk between available-for-sale securities and financial liabilities. Following the election of the fair value option, these securities have been reported as trading securities in Trading account assets.

Certain hybrid financial instruments

The MHFG Group issues structured notes as part of its client-driven activities. Structured notes are debt instruments that contain embedded derivatives. The Group elected the fair value option for certain structured notes to mitigate accounting mismatches and to achieve operational simplifications. In addition, the Group measures certain notes that contain embedded derivatives at fair value under the practicability exception. These notes continue to be reported in Long-term debt and interest on these notes continues to be reported in Interest expense on long-term debt based on the contractual rates. The differences between the aggregate fair value of these notes and the aggregate unpaid principal balance of such instruments were ¥20 billion and ¥36 billion at March 31, 2016 and 2017, respectively. The net unrealized gains (losses) resulting from changes in fair values of these notes of ¥14 billion and ¥16 billion, which included the fair value changes attributable to changes in the Group’s own credit risk, were recorded in Other noninterest income (expenses) for the fiscal years ended March 31, 2016 and 2017, respectively.

Fair value of financial instruments

ASC 825 requires the disclosure of the estimated fair value of financial instruments. The fair value of financial instruments is the amount that would be exchanged between willing parties, other than in a forced sale or liquidation. Quoted market prices, if available, are best utilized as estimates of the fair values of financial instruments. However, since no quoted market prices are available for certain financial instruments, fair values for such financial instruments have been estimated based on management’s assumptions, discounted cash flow models or other valuation techniques. Such estimation methods are described in more detail below. These estimates could be significantly affected by different sets of assumptions. There are certain limitations to management’s best judgment in estimating fair values of financial instruments and inherent subjectivity involved in estimation methodologies and assumptions used to estimate fair value. Accordingly, the net realizable or liquidation values could be materially different from the estimates presented below.

ASC 825 does not require the disclosure of the fair value of nonfinancial instruments.

The following is a description of the valuation methodologies used for estimating the fair value of financial assets and liabilities not carried at fair value on the MHFG Group’s consolidated balance sheets.

Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions

The carrying value of short-term financial assets, such as cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.

Investments

The fair value of held-to-maturity securities is determined primarily by using the same procedures and techniques described for trading securities and available-for-sale securities aforementioned in this Note. The fair value of other equity interests, which primarily comprises non-marketable equity securities, is not readily determinable, nor practicable to estimate, due to the lack of available information. Their carrying amounts of ¥313 billion and ¥308 billion at March 31, 2016 and 2017, respectively, were not included in the disclosure.

Loans

Performing loans have been fair valued as groups of similar loans based on the type of loan, credit quality, prepayment assumptions and remaining maturity. The fair value of performing loans is determined based on discounted cash flows using interest rates approximating the MHFG Group’s current rates for similar loans. The fair value of impaired loans is determined based on either discounted cash flows incorporating the Group’s best estimate of the expected future cash flows or the fair value of the underlying collateral, if impaired loans are collateral dependent.

Other financial assets

The carrying value of other financial assets, which primarily consist of accounts receivable from brokers, dealers, and customers for securities transactions, accrued income and collateral provided for derivative transactions, approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates. The majority of other financial assets is classified as Level 2, and included in the table in Note 13 “Other assets and liabilities”.

Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions

The carrying value of short-term financial liabilities, such as noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions approximates the fair value of these liabilities since they generally have short-term maturities with interest rates that approximate market rates.

Interest-bearing deposits

The carrying value of demand deposits approximates the fair value since it represents the amount payable on demand at the balance sheet date. The fair value of time deposits and certificates of deposit is primarily estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities. The carrying value of short-term certificates of deposit approximates the fair value.

Due to trust accounts

The carrying value of due to trust accounts approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates.

Other short-term borrowings

The carrying value of the majority of other short-term borrowings approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The fair value of certain borrowings is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates for instruments with similar maturities.

Long-term debt

Long-term debt is fair valued using quoted market prices, if available. Otherwise, the fair value of long-term debt is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates for instruments with similar maturities.

Other financial liabilities

The carrying value of other financial liabilities, which primarily consist of accounts payable to brokers, dealers, and customers for securities transactions, accrued expenses and collateral accepted for derivative transactions, approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The majority of other financial liabilities is classified as Level 2, and included in the table in Note 13 “Other assets and liabilities”.

The fair value of certain off-balance-sheet financial instruments, such as commitments to extend credit and commercial letters of credit, was not considered material to the consolidated balance sheets at March 31, 2016 and 2017.

The following table shows the carrying amounts and fair values at March 31, 2016 and 2017, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 840, “Leases” (“ASC 840”) :

	2016
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	48,757	48,757	923	47,834	—
Investments	4,819	4,873	4,873	—	—
Loans, net of allowance for loan losses (Note)	77,040	78,241	—	—	78,241

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	39,908	39,908	17,223	22,685	—
Interest-bearing deposits	100,228	100,234	46,207	54,027	—
Due to trust accounts	4,467	4,467	—	4,467	—
Other short-term borrowings	2,080	2,080	—	2,080	—
Long-term debt	13,691	13,863	—	12,969	894

	2017
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	60,943	60,943	1,063	59,880	—
Investments	3,817	3,846	3,846	—	—
Loans, net of allowance for loan losses (Note)	81,662	82,696	—	—	82,696

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	42,205	42,205	20,544	21,661	—
Interest-bearing deposits	110,125	110,124	56,738	53,386	—
Due to trust accounts	4,123	4,123	—	4,123	—
Other short-term borrowings	1,477	1,477	—	1,477	—
Long-term debt	13,009	13,078	—	12,120	958

Note: Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.